Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity U.S. Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Multifactor ETF
Class Name	Fidelity® U.S. Multifactor ETF
Trading Symbol	FLRG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® U.S. Multifactor ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Multifactor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 203,842,746
Holdings Count | shares	106
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$203,842,746
Number of Holdings	106
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.0 Financials 13.6 Health Care 10.0 Consumer Discretionary 9.8 Communication Services 9.7 Industrials 9.6 Consumer Staples 5.4 Utilities 3.6 Energy 3.4 Materials 2.4 Real Estate 2.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.5 China 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 China - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.0 NVIDIA Corp 5.8 Alphabet Inc Class A 4.2 Meta Platforms Inc Class A 2.9 Vistra Corp 2.4 Broadcom Inc 2.4 Visa Inc Class A 2.0 Mastercard Inc Class A 1.8 Eli Lilly & Co 1.7 Home Depot Inc/The 1.6 30.8
Fidelity High Dividend ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® High Dividend ETF
Class Name	Fidelity® High Dividend ETF
Trading Symbol	FDVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Dividend ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Dividend ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 4,594,737,503
Holdings Count | shares	107
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,594,737,503
Number of Holdings	107
Portfolio Turnover	1%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.7 Industrials 16.3 Consumer Staples 12.2 Energy 10.2 Utilities 9.0 Real Estate 8.5 Financials 8.0 Health Care 5.0 Consumer Discretionary 3.4 Communication Services 1.5 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 91.7 United Kingdom 4.5 Japan 2.6 Denmark 0.8 Germany 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 United Kingdom - 4.5 Japan - 2.6 Denmark - 0.8 Germany - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.9 NVIDIA Corp 5.6 Microsoft Corp 5.2 Broadcom Inc 2.7 Targa Resources Corp 2.2 Philip Morris International Inc 2.1 Procter & Gamble Co/The 2.0 GE Aerospace 2.0 Exxon Mobil Corp 1.8 RTX Corp 1.7 31.2
Fidelity Dividend ETF for Rising Rates
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend ETF for Rising Rates
Class Name	Fidelity® Dividend ETF for Rising Rates
Trading Symbol	FDRR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dividend ETF for Rising Rates for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend ETF for Rising Rates	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 556,117,726
Holdings Count | shares	118
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$556,117,726
Number of Holdings	118
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.6 Financials 15.6 Health Care 10.5 Industrials 9.4 Consumer Discretionary 9.2 Communication Services 7.4 Consumer Staples 5.3 Energy 3.2 Materials 2.2 Real Estate 2.2 Utilities 2.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 94.2 United Kingdom 2.0 Germany 1.4 Sweden 1.2 Japan 0.9 Denmark 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.2 United Kingdom - 2.0 Germany - 1.4 Sweden - 1.2 Japan - 0.9 Denmark - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.5 NVIDIA Corp 7.3 Microsoft Corp 6.6 Broadcom Inc 3.4 JPMorgan Chase & Co 2.3 Eli Lilly & Co 2.1 Visa Inc Class A 1.7 UnitedHealth Group Inc 1.7 IBM Corporation 1.6 Cisco Systems Inc 1.5 35.7
Fidelity Fundamental Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Growth ETF
Class Name	Fidelity® Fundamental Large Cap Growth ETF
Trading Symbol	FFLG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Large Cap Growth ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Growth ETF	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 384,174,657
Holdings Count | shares	100
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$384,174,657
Number of Holdings	100
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.4 Communication Services 16.4 Consumer Discretionary 15.2 Health Care 10.1 Financials 6.1 Industrials 5.6 Consumer Staples 1.5 Materials 0.6 Utilities 0.5 Real Estate 0.3 Energy 0.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 93.8 Taiwan 2.6 China 1.3 Canada 0.8 Netherlands 0.6 Belgium 0.3 Brazil 0.3 Israel 0.2 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Taiwan - 2.6 China - 1.3 Canada - 0.8 Netherlands - 0.6 Belgium - 0.3 Brazil - 0.3 Israel - 0.2 Denmark - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.6 Apple Inc 9.4 Amazon.com Inc 8.5 Microsoft Corp 7.9 Alphabet Inc Class A 5.1 Meta Platforms Inc Class A 4.9 Alphabet Inc Class C 2.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.6 Eli Lilly & Co 2.4 Netflix Inc 2.1 57.1
Fidelity Value Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Factor ETF
Class Name	Fidelity® Value Factor ETF
Trading Symbol	FVAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Factor ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Factor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,018,693,406
Holdings Count | shares	129
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,018,693,406
Number of Holdings	129
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.9 Financials 14.9 Consumer Discretionary 10.9 Health Care 10.5 Industrials 9.9 Communication Services 9.4 Consumer Staples 5.4 Energy 3.1 Real Estate 2.4 Utilities 2.2 Materials 2.2 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 98.3 Ireland 1.2 Bermuda 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.3 Ireland - 1.2 Bermuda - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.9 Microsoft Corp 6.3 NVIDIA Corp 6.1 Amazon.com Inc 4.5 Alphabet Inc Class A 4.4 Meta Platforms Inc Class A 3.1 Berkshire Hathaway Inc Class B 2.0 JPMorgan Chase & Co 2.0 Visa Inc Class A 1.6 UnitedHealth Group Inc 1.6 38.5
Fidelity Women's Leadership ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership ETF
Class Name	Fidelity® Women's Leadership ETF
Trading Symbol	FDWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Women's Leadership ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Women's Leadership ETF	$ 31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 4,783,249
Holdings Count | shares	88
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,783,249
Number of Holdings	88
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Financials 13.6 Consumer Discretionary 13.2 Health Care 12.4 Industrials 10.5 Communication Services 7.9 Energy 3.3 Consumer Staples 2.6 Materials 2.4 Real Estate 1.7 Utilities 0.7 Common Stocks 96.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 96.0 Ireland 2.2 China 1.0 Canada 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Ireland - 2.2 China - 1.0 Canada - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 4.7 Amazon.com Inc 4.4 Apple Inc 4.3 Alphabet Inc Class C 4.3 State Street Institutional Treasury Plus Money Market Fund Trust Class 2.9 Walt Disney Co/The 2.2 Micron Technology Inc 2.2 Accenture PLC Class A 2.2 Salesforce Inc 2.0 Arista Networks Inc 1.9 31.1
Fidelity Quality Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Quality Factor ETF
Class Name	Fidelity® Quality Factor ETF
Trading Symbol	FQAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Quality Factor ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Quality Factor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,096,232,319
Holdings Count | shares	129
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,096,232,319
Number of Holdings	129
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.1 Financials 14.4 Health Care 11.0 Consumer Discretionary 10.3 Communication Services 10.0 Industrials 9.1 Consumer Staples 5.1 Energy 3.5 Utilities 2.7 Materials 2.3 Real Estate 2.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 98.9 Ireland 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.9 Ireland - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.8 Microsoft Corp 6.2 NVIDIA Corp 6.0 Alphabet Inc Class A 4.3 Meta Platforms Inc Class A 3.1 Broadcom Inc 2.6 Eli Lilly & Co 1.9 Visa Inc Class A 1.8 Mastercard Inc Class A 1.5 Home Depot Inc/The 1.5 35.7
Fidelity Low Volatility Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Volatility Factor ETF
Class Name	Fidelity® Low Volatility Factor ETF
Trading Symbol	FDLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low Volatility Factor ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Volatility Factor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,379,630,808
Holdings Count | shares	130
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,379,630,808
Number of Holdings	130
Portfolio Turnover	20%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.2 Financials 14.3 Consumer Discretionary 11.1 Health Care 10.5 Communication Services 8.9 Industrials 8.8 Consumer Staples 5.3 Energy 3.6 Materials 2.5 Real Estate 2.4 Utilities 2.2 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 98.3 Ireland 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.3 Ireland - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.5 Microsoft Corp 6.9 Alphabet Inc Class A 4.9 Amazon.com Inc 4.5 Berkshire Hathaway Inc Class B 2.1 JPMorgan Chase & Co 2.0 IBM Corporation 1.9 Oracle Corp 1.8 Cisco Systems Inc 1.8 Accenture PLC Class A 1.7 35.1
Fidelity Momentum Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Momentum Factor ETF
Class Name	Fidelity® Momentum Factor ETF
Trading Symbol	FDMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Momentum Factor ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Momentum Factor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 484,558,278
Holdings Count | shares	129
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$484,558,278
Number of Holdings	129
Portfolio Turnover	120%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.9 Financials 14.9 Consumer Discretionary 11.5 Health Care 10.2 Communication Services 9.3 Industrials 8.8 Consumer Staples 5.3 Energy 3.2 Materials 2.3 Utilities 2.3 Real Estate 2.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.8 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.8 Microsoft Corp 6.0 NVIDIA Corp 5.7 Amazon.com Inc 4.3 Alphabet Inc Class A 4.0 Meta Platforms Inc Class A 2.9 Broadcom Inc 2.6 Tesla Inc 2.5 Berkshire Hathaway Inc Class B 2.1 JPMorgan Chase & Co 2.0 38.9
Fidelity Stocks for Inflation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Stocks for Inflation ETF
Class Name	Fidelity® Stocks for Inflation ETF
Trading Symbol	FCPI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stocks for Inflation ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stocks for Inflation ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 215,213,861
Holdings Count | shares	105
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$215,213,861
Number of Holdings	105
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Health Care 13.9 Consumer Staples 10.2 Financials 9.2 Energy 8.6 Utilities 7.1 Materials 7.0 Real Estate 5.2 Consumer Discretionary 5.2 Industrials 4.1 Communication Services 4.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.3 Bermuda 0.5 China 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.3 Bermuda - 0.5 China - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.3 Microsoft Corp 4.9 NVIDIA Corp 4.7 Vistra Corp 4.4 Texas Pacific Land Corp 3.0 CF Industries Holdings Inc 2.8 NRG Energy Inc 2.7 Steel Dynamics Inc 2.3 Amazon.com Inc 2.3 Antero Midstream Corp 2.2 34.6
Fidelity Fundamental Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Value ETF
Class Name	Fidelity® Fundamental Large Cap Value ETF
Trading Symbol	FFLV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Large Cap Value ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Value ETF	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 6,612,086
Holdings Count | shares	130
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$6,612,086
Number of Holdings	130
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Health Care 15.7 Industrials 14.0 Energy 9.7 Information Technology 9.4 Consumer Staples 8.4 Real Estate 5.3 Communication Services 4.4 Materials 4.4 Utilities 3.7 Consumer Discretionary 3.1 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 94.9 Canada 1.9 United Kingdom 1.0 Spain 0.8 Taiwan 0.8 Bailiwick Of Jersey 0.4 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.9 Canada - 1.9 United Kingdom - 1.0 Spain - 0.8 Taiwan - 0.8 Bailiwick Of Jersey - 0.4 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.1 Johnson & Johnson 4.0 Cisco Systems Inc 3.9 Wells Fargo & Co 3.5 Bank of America Corp 3.2 Hartford Financial Services Group Inc/The 2.8 The Travelers Companies, Inc. 2.6 US Foods Holding Corp 2.0 Comcast Corp Class A 2.0 Apollo Global Management Inc 1.9 30.0
Fidelity Blue Chip Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth ETF
Class Name	Fidelity® Blue Chip Growth ETF
Trading Symbol	FBCG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth ETF	$ 32	0.59%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
Net Assets	$ 4,117,635,862
Holdings Count | shares	220
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,117,635,862
Number of Holdings	220
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 41.9 Consumer Discretionary 21.3 Communication Services 18.0 Health Care 6.1 Financials 5.2 Industrials 3.8 Consumer Staples 1.2 Materials 0.9 Real Estate 0.5 Energy 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 95.6 China 1.5 Taiwan 0.9 Canada 0.8 Netherlands 0.2 Finland 0.2 United Kingdom 0.2 Israel 0.2 Germany 0.1 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.6 China - 1.5 Taiwan - 0.9 Canada - 0.8 Netherlands - 0.2 Finland - 0.2 United Kingdom - 0.2 Israel - 0.2 Germany - 0.1 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.6 Apple Inc 10.1 Amazon.com Inc 9.5 Alphabet Inc Class A 7.7 Microsoft Corp 6.5 Meta Platforms Inc Class A 4.8 Marvell Technology Inc 3.2 Netflix Inc 2.7 Eli Lilly & Co 2.3 Tesla Inc 1.8 60.2
Fidelity Blue Chip Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value ETF
Class Name	Fidelity® Blue Chip Value ETF
Trading Symbol	FBCV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Value ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value ETF	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 127,953,813
Holdings Count | shares	108
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$127,953,813
Number of Holdings	108
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.2 Health Care 15.9 Industrials 13.1 Consumer Staples 9.6 Information Technology 7.7 Energy 7.2 Consumer Discretionary 4.9 Communication Services 4.5 Utilities 4.5 Materials 3.2 Real Estate 1.5 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 93.3 United Kingdom 3.8 Canada 1.8 Germany 0.7 Sweden 0.2 Switzerland 0.1 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 United Kingdom - 3.8 Canada - 1.8 Germany - 0.7 Sweden - 0.2 Switzerland - 0.1 China - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 4.1 Exxon Mobil Corp 4.0 The Travelers Companies, Inc. 2.9 UnitedHealth Group Inc 2.7 Bank of America Corp 2.5 Cisco Systems Inc 2.5 Cigna Group/The 2.4 Berkshire Hathaway Inc Class B 2.3 Comcast Corp Class A 2.2 Centene Corp 2.2 27.8
Fidelity Fundamental Small-Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Small-Mid Cap ETF
Class Name	Fidelity® Fundamental Small-Mid Cap ETF
Trading Symbol	FFSM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Small-Mid Cap ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Small-Mid Cap ETF	$ 23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 747,869,672
Holdings Count | shares	204
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$747,869,672
Number of Holdings	204
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.2 Financials 17.6 Consumer Discretionary 12.5 Information Technology 12.4 Health Care 9.3 Energy 6.5 Materials 5.9 Real Estate 5.1 Consumer Staples 4.8 Utilities 2.0 Communication Services 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 93.5 Canada 2.3 United Kingdom 1.6 Israel 1.1 Thailand 0.9 Puerto Rico 0.3 Japan 0.2 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.5 Canada - 2.3 United Kingdom - 1.6 Israel - 1.1 Thailand - 0.9 Puerto Rico - 0.3 Japan - 0.2 Netherlands - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tempur Sealy International Inc 1.7 EMCOR Group Inc 1.7 TechnipFMC PLC 1.5 Antero Resources Corp 1.5 Eagle Materials Inc 1.5 BJ's Wholesale Club Holdings Inc 1.5 Murphy USA Inc 1.4 US Foods Holding Corp 1.4 Performance Food Group Co 1.3 Discover Financial Services 1.3 14.8
Fidelity Sustainable U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity ETF
Class Name	Fidelity® Sustainable U.S. Equity ETF
Trading Symbol	FSST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity ETF	$ 31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 15,837,967
Holdings Count | shares	157
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$15,837,967
Number of Holdings	157
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.7 Consumer Discretionary 13.5 Communication Services 12.5 Financials 11.8 Health Care 11.4 Industrials 9.6 Materials 3.1 Energy 3.1 Consumer Staples 2.6 Utilities 2.3 Real Estate 1.1 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.6 Taiwan 0.8 Canada 0.5 China 0.5 Ireland 0.3 India 0.2 Brazil 0.1 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.6 Taiwan - 0.8 Canada - 0.5 China - 0.5 Ireland - 0.3 India - 0.2 Brazil - 0.1 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Alphabet Inc Class A 7.1 NVIDIA Corp 6.8 Apple Inc 6.4 Amazon.com Inc 5.8 Microsoft Corp 5.4 Meta Platforms Inc Class A 2.4 Mastercard Inc Class A 2.0 Netflix Inc 1.9 Salesforce Inc 1.7 Lowe's Cos Inc 1.6 41.1
Fidelity Fundamental Large Cap Core ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Core ETF
Class Name	Fidelity® Fundamental Large Cap Core ETF
Trading Symbol	FFLC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Large Cap Core ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Core ETF	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 766,166,558
Holdings Count | shares	111
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$766,166,558
Number of Holdings	111
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Financials 15.0 Communication Services 12.3 Industrials 11.8 Health Care 11.8 Consumer Discretionary 9.8 Energy 4.5 Consumer Staples 3.5 Utilities 1.7 Materials 1.6 Real Estate 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 94.5 Germany 1.4 Taiwan 1.2 Canada 0.9 Netherlands 0.5 China 0.4 Belgium 0.3 Congo Democratic Republic Of 0.3 Zambia 0.3 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Germany - 1.4 Taiwan - 1.2 Canada - 0.9 Netherlands - 0.5 China - 0.4 Belgium - 0.3 Congo Democratic Republic Of - 0.3 Zambia - 0.3 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 5.9 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 5.2 Microsoft Corp 5.1 Amazon.com Inc 4.1 Apple Inc 3.8 Exxon Mobil Corp 2.6 Wells Fargo & Co 2.5 Bank of America Corp 2.4 Broadcom Inc 2.4 39.5
Fidelity Small-Mid Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Small-Mid Multifactor ETF
Class Name	Fidelity® Small-Mid Multifactor ETF
Trading Symbol	FSMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small-Mid Multifactor ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small-Mid Multifactor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 774,256,311
Holdings Count | shares	598
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$774,256,311
Number of Holdings	598
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.0 Financials 18.1 Consumer Discretionary 12.9 Health Care 12.7 Information Technology 11.2 Real Estate 6.1 Materials 4.7 Energy 4.5 Consumer Staples 3.9 Communication Services 3.2 Utilities 2.5 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 98.1 Puerto Rico 0.4 Bermuda 0.4 United Kingdom 0.3 Sweden 0.3 Thailand 0.2 Monaco 0.1 Canada 0.1 Ireland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.1 Puerto Rico - 0.4 Bermuda - 0.4 United Kingdom - 0.3 Sweden - 0.3 Thailand - 0.2 Monaco - 0.1 Canada - 0.1 Ireland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Natera Inc 0.6 Texas Pacific Land Corp 0.5 Interactive Brokers Group Inc Class A 0.5 Live Nation Entertainment Inc 0.5 NRG Energy Inc 0.5 Pure Storage Inc Class A 0.4 EMCOR Group Inc 0.4 Tapestry Inc 0.4 Guidewire Software Inc 0.4 Duolingo Inc Class A 0.4 4.6
Fidelity Real Estate Investment ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment ETF
Class Name	Fidelity® Real Estate Investment ETF
Trading Symbol	FPRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Investment ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment ETF	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 14,739,181
Holdings Count | shares	43
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$14,739,181
Number of Holdings	43
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 30.8 Residential REITs 17.6 Industrial REITs 16.7 Retail REITs 15.4 Health Care REITs 10.6 Real Estate Management & Development 7.7 Hotel & Resort REITs 0.4 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 11.3 American Tower Corp 9.3 Equinix Inc 8.3 Welltower Inc 6.0 CBRE Group Inc Class A 4.9 Kimco Realty Corp 4.6 Ventas Inc 4.6 Public Storage Operating Co 3.9 UDR Inc 3.9 NNN REIT Inc 3.7 60.5
Fidelity Magellan ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan℠ ETF
Class Name	Fidelity® Magellan℠ ETF
Trading Symbol	FMAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Magellan℠ ETF for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan℠ ETF	$ 31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 197,211,121
Holdings Count | shares	54
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$197,211,121
Number of Holdings	54
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.9 Industrials 17.3 Financials 15.1 Communication Services 11.6 Consumer Discretionary 10.6 Health Care 5.6 Materials 5.1 Consumer Staples 1.9 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 97.8 Canada 1.1 Taiwan 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.8 Canada - 1.1 Taiwan - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 NVIDIA Corp 6.8 Amazon.com Inc 5.6 Meta Platforms Inc Class A 4.4 Broadcom Inc 3.6 Alphabet Inc Class A 3.5 JPMorgan Chase & Co 2.5 Eli Lilly & Co 2.4 Visa Inc Class A 2.4 State Street Institutional Treasury Plus Money Market Fund Trust Class 2.2 40.7